Short-Term Investment (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Number of shares hold by company	5,947	5,947
Percentage of outstanding shares	5.00%